Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Statement of Cash Flows [Abstract]
Net cash provided by operating activities	$ 109,436	$ 203,814
Investing activities
Change in restricted cash	(348)	(5,137)
Additions to newbuildings, vessels and equipment	(454,031)	(337,952)
Purchase of DHT shares	(46,100)	0
Finance lease payments received	4,766	4,579
Proceeds from sale of DHT shares	21,739	0
Net cash used in investing activities	(473,974)	(338,510)
Financing activities
Proceeds from issuance of long term debt	420,138	192,363
Repayment of long-term debt	(36,357)	(29,612)
Repayment of capital leases	(25,798)	(40,997)
Debt fees paid	(1,818)	(4,204)
Dividends paid	(51,400)	(117,744)
Payment of fractional shares on reverse share split	0	(17)
Lease termination payments	(14,218)	0
Net cash (used in) provided by financing activities	290,547	(211)
Net change in cash and cash equivalents	(73,991)	(134,907)
Cash and cash equivalents at start of period	202,402	264,524
Cash and cash equivalents at end of period	$ 128,411	$ 129,617